Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Commitments and Contingencies [Line Items]
Bank deposits	$ 23
Customers [Member]
Commitments and Contingencies [Line Items]
Lease cost	3,329
Customer One [Member]
Commitments and Contingencies [Line Items]
Lease cost	$ 1,093